Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Revenue:
Total revenue	$ 35,125	$ 20,898
Cost of revenue:
Total cost of revenue	18,789	13,619
Gross profit	16,336	7,279
Operating expenses:
Research and development	22,917	18,135
Sales and marketing	5,909	6,104
General and administrative	6,763	6,446
Total operating expenses	35,589	30,685
Operating loss	(19,253)	(23,406)
Financial income (expense):
Interest expense	(11,037)	(6,488)
Interest income	206	5
Change in fair value of convertible debt derivative	(13,240)	0
Convertible debt amendment	1,399	0
Foreign exchange gain (loss), net	(715)	893
Loss before income taxes	(42,640)	(28,996)
Income tax expense (benefit)	575	(409)
Loss	(43,215)	(28,587)
Attributable to:
Shareholders of the parent	(43,215)	(28,587)
Non-controlling interests	$ 0	$ 0
Basic earnings (loss) per ADS (in dollars per share)	$ (1.59)	$ (1.20)
Diluted earnings (loss) per ADS (in dollars per share)	$ (1.59)	$ (1.20)
Weighted average number of ADS used for computing:
Basic earnings (loss) per ADS (in shares)	27,120,905	23,736,950
Diluted earnings (loss) per ADS (in shares)	27,120,905	23,736,950
Product revenue
Revenue:
Total revenue	$ 25,855	$ 16,093
Cost of revenue:
Total cost of revenue	17,449	12,169
Other revenue
Revenue:
Total revenue	9,270	4,805
Cost of revenue:
Total cost of revenue	$ 1,340	$ 1,450